UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22710

                      Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

James Ash

 Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  6/30/13

Item 1.  Schedule of Investments.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
Shares			Value

	MUTUAL FUND - 0.91%
	EQUITY FUND - 0.91%
19,171	Invesco Global Real Estate Income Fund		$ 169,088
	TOTAL MUTUAL FUND
	(Cost - $175,500)

	REAL ESTATE INVESTMENT TRUSTS - 72.26% ^
13	Blackrock Granite Property #		928,103
3,892	Clarion Lion Properties Fund #		3,884,876
906	Clarion Lion Industrial Trust #		925,000
41,638	CNL Lifestyle Properties #		325,379
5,000	Cole Credit Property Trust II #		48,156
10,603	Columbia Property Trust, Inc. #		80,203
1,142	Cornerstone Patriot Fund LP #		201,824
41,169	Dividend Capital Diversified Property Fund		281,185
27,152	Hines Real Estate Investment Trust #		188,531
139,744	Inland America Real Estate Trust #		996,024
11,046	Landmark Apartment Trust of America #		96,677
534	Resource Real Estate Opportunity REIT #		5,037
45,554	RREEF America REIT II, Inc. #		3,893,086
1,400	Stockbridge Smart Markets Fund #		1,559,451
15,000	TIER REIT, Inc. #		61,305
	TOTAL REAL ESTATE INVESTMENT TRUSTS		13,474,835
	(Cost - $12,960,227)

	SHORT-TERM INVESTMENT - 39.51%
	MONEY MARKET FUND - 39.51%
7,368,296	Dreyfus Cash Management - Institutional Class, 0.05% +		7,368,296
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $7,368,296)

	TOTAL INVESTMENTS - 112.68%
	(Cost - $20,504,023) (a)		$ 21,012,219
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.68) %		(2,365,137)
	TOTAL NET ASSETS - 100.00%		$ 18,647,082

	# Market Value estimated using Fair Valuation Procedures as adopted by the Board of Trustees.
	+ Money market fund; interest rate reflects the seven-day effective yield on June 30, 2013.
	^ Illiquid Security. Total illiquid securities represent 72.26% of net assets as of June 30, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $20,504,023 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 514,784
		Unrealized depreciation:	(6,588)
		Net unrealized appreciation:	$ 508,196
Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Valuation Committee has established a methodology for fair value of each type of security. Generally, the Real Estate Investment Trusts (REITs) are not traded, albeit some are publicly registered. When the REIT is in the public offering period the Fund values the REIT at cost. The Fund generally purchases REITs at Net Asset Value (NAV) or without a commission. Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. Additionally, certain other non-publicly traded investments held by the Fund may be valued based on the movement of an appropriate benchmark or company provided market valuation. The Private Investments are monitored for any independent audits of the security or impairments reported on the potential value of the security. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 169,088	$ -	$ -	$ 169,088
Real Estate Investment Trusts	-	281,185	13,193,650	13,474,835
Money Market Fund	7,368,296	-	-	7,368,296
Total	$ 7,537,384	$ 281,185	$ 13,193,650	$ 21,012,219

There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Real Estate Investment Trusts	Total
Beginning Balance	$ -	$ -
Total realized gain (loss)	-	-
Appreciation (Depreciation)	461,267	461,267
Cost of Purchases	12,739,085	12,739,085
Proceeds from Sales	-	-
Return of Capital	(6,702)
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$ 13,193,650	$ 13,193,650

Underlying Investments in Other Investment Companies - The Fund currently invests a portion of its assets in Dreyfus Cash Management - Institutional Class ("Dreyfus").  The Fund may redeem its investment from Dreyfus at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Dreyfus.  The financial statements of Dreyfus, including the portfolio of investments, can be found at www.dreyfus.com or the Security and Exchange Commissions website www.sec.gov and should be read in conjunction with the Fund's financial statements.  As of June 30, 2013, the percentage of the Fund's net assets invested in Dreyfus was 39.51%.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Income+ Real Estate Fund

By (Signature and Title)

*/s/ Randy I. Anderson

Randy I. Anderson, President

Date

8/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Randy I. Anderson

Randy I. Anderson, President

Date

8/28/13

By (Signature and Title)

*/s/ Jerry Novack

 Jerry Novack, Treasurer

Date

8/28/13